CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 71,368	$ 115,401
Restricted cash	2,458	1,989
Short-term investments	128,054	38,084
Accounts receivable, net of allowance of $590 and $943 for 2010 and 2011, respectively	72,736	57,041
Inventories	45,351	17,277
Other current assets	10,605	12,145
Deferred tax assets	4,528	2,979
Total current assets	335,100	244,916
Non-current assets:
Long-term investments	4,335
Goodwill	34,701	23,956
Property, plant and equipment, net	245,694	205,547
Intangible assets, net	10,568	4,254
Prepaid land use rights	5,488	5,352
Deferred tax assets	8,499	10,887
Other non-current assets	19,469	3,221
Total non-current assets	328,754	253,217
Total assets	663,854	498,133
Current liabilities:
Short-term bank borrowings, including current portion of long-term debt	28,661	263
Convertible notes-current	35,864
Accounts payable	22,803	14,800
Accrued liabilities	20,913	20,548
Deferred revenue	15,881	8,816
Advanced subsidies	6,417	4,460
Other taxes payable	2,196	2,790
Income tax payable	4,233	2,764
Other current liabilities	5,785	5,127
Total current liabilities	142,753	59,568
Non-current liabilities:
Long-term debt, excluding current portion	1,646	1,852
Advanced subsidies	3,215	2,934
Long-term payables	3,944
Convertible notes		35,864
Other non-current liabilities	6,570	5,085
Total non-current liabilities	15,375	45,735
Total liabilities	158,128	105,303
Commitments and contingencies (Note 16)
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2010 and 2011; 560,972,080 and 570,489,352 issued and outstanding as of December 31, 2010 and 2011, respectively)	11,410	11,219
Additional paid-in capital	345,832	332,913
Accumulated earnings	103,159	22,180
Accumulated other comprehensive income	45,325	26,518
Total equity	505,726	392,830
Total liabilities and equity	$ 663,854	$ 498,133